Movements in equity	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Movements in equity
37. Movements in equity

Retained earnings and other reserves amounted to £9,960 million at 31 December 2020 (2019 – £6,885 million; 2018 – £655 million loss) of which £440 million (2019 – £394 million; 2018 – £337 million) related to associates and joint ventures.
The cumulative translation exchange in equity is as follows:

	Net translation exchange included in:
	Retained earnings £m	Fair value reserve £m	Non- controlling interests £m	Total translation exchange £m
At 1 January 2018	443	23	345	811
Exchange movements on overseas net assets	(458)	(22)	(1)	(481)

At 31 December 2018, as reported	(15)	1	344	330
Adjustment of exchange movements on overseas net assets	396	—	(396)	—

At 31 December 2018, as revised	381	1	(52)	330
Exchange movements on overseas net assets	(830)	(2)	(75)	(907)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	(75)	—	—	(75)

At 31 December 2019	(524)	(1)	(127)	(652)
Exchange movements on overseas net assets	(51)	(8)	(34)	(93)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	36	—	—	36

At 31 December 2020	(539)	(9)	(161)	(709)

The analysis of other comprehensive income by equity category is as follows:

2020	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(51)	(8)	—	(59)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	36	—	—	36
Fair value movements on cash flow hedges	—	(19)	—	(19)
Reclassification of cash flow hedges to income and expense	—	54	—	54
Tax on fair value movements on cash flow hedges	—	(18)	—	(18)
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	(34)	(34)
Fair value movements on equity investments	—	1,348	—	1,348
Tax on fair value movements on equity investments	—	(220)	—	(220)
Remeasurement losses on defined benefit plans	(187)	—	—	(187)
Tax on remeasurement losses in defined benefit plans	69	—	—	69

Other comprehensive (expense)/income for the year	(133)	1,137	(34)	970

2019	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(830)	(2)	—	(832)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	(75)	—	—	(75)
Fair value movements on cash flow hedges	—	(20)	—	(20)
Reclassification of cash flow hedges to income and expense	—	3	—	3
Tax on fair value movements on cash flow hedges	—	16	—	16
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	(75)	(75)
Fair value movements on equity investments	—	372	—	372
Tax on fair value movements on equity investments	—	(95)	—	(95)
Remeasurement gains on defined benefit plans	(1,050)	—	—	(1,050)
Tax on remeasurement gains in defined benefit plans	189	—	—	189

Other comprehensive (expense)/income for the year	(1,766)	274	(75)	(1,567)

2018	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(458)	(22)	—	(480)
Fair value movements on cash flow hedges	—	140	—	140
Reclassification of cash flow hedges to income and expense	—	(175)	—	(175)
Tax on fair value movements on cash flow hedges	—	(22)	—	(22)
Deferred tax reversed on reclassification of cash flow hedges	—	20	—	20
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	—	—	(1)	(1)
Fair value movements on equity investments	—	180	—	180
Tax on fair value movements on equity investments	—	10	—	10
Remeasurement gains on defined benefit plans	728	—	—	728
Tax on remeasurement gains in defined benefit plans	(146)	—	—	(146)

Other comprehensive income/(expense) for the year	124	131	(1)	254

Information on net investment hedges is provided in part (d) of Note 43 ‘Financial instruments and related disclosures’.
The analysis of other reserves is as follows:

	ESOP Trust shares £m	Fair value reserve £m	Cash flow hedge reserve £m	Other reserves £m	Total £m
At 1 January 2018	(400)	41	(11)	2,129	1,759
Exchange adjustments	(26)	—	—	—	(26)
Transferred to Retained earnings in the year on disposal of equity investments	—	(94)	—	—	(94)
Net fair value movement in the year	—	193	(36)	—	157
Write-down of shares held by ESOP Trusts	265	—	—	—	265

At 31 December 2018	(161)	140	(47)	2,129	2,061
Exchange adjustments	10	—	—	—	10
Transferred to Retained earnings in the year on disposal of equity investments	—	5	—	—	5
Net fair value movement in the year	—	264	(1)	—	263
Ordinary shares acquired by ESOP Trusts	(328)	—	—	—	(328)
Write-down of shares held by ESOP Trusts	344	—	—	—	344

At 31 December 2019	(135)	409	(48)	2,129	2,355
Exchange adjustments	20	—	—	—	20
Transferred to Retained earnings in the year on disposal of equity investments	—	(207)	—	—	(207)
Net fair value movement in the year	—	1,100	1 7	—	1, 117
Ordinary shares acquired by ESOP Trusts	(609)	—	—	—	(609)
Write-down of shares held by ESOP Trusts	529	—	—	—	529

At 31 December 2020	(195)	1,302	(31)	2,129	3,205

Other reserves include various
non-distributable
merger and
pre-merger
reserves amounting to £1,849 million at 31 December 2020 (2019 – £1,849 million; 2018 – £1,849 million). Other reserves also include the capital redemption reserve created as a result of the share buy-back
programme amounting to £280 million at 31 December 2020 (2019 – £280 million; 2018 – £280 million).